SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Property Plant And Equipment Estimated Useful Lives [Table Text Block]
Depreciation is calculated by the straight-line method over the estimated useful lives of the assets, at the following annual rates:

Computers and peripheral equipment	33%
Office furniture and equipment	6% – 20% (mainly 15%)
Leasehold improvements	Over the shorter of the term of the lease or the useful life of the asset

Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
The components of AOCI were as follows:

	Unrealized gains (losses) on available- for-sale marketable securities	Unrealized gains (losses) on cash flow hedges	Total

Balance as of January 1, 2017	$(61)	$(142)	$(203)

Other comprehensive income before reclassifications	17	1,739	1,756
Amounts reclassified from AOCI	-	(1,597)	(1,597)
Other comprehensive income (loss)	17	142	159

Balance as of December 31, 2017	$(44)	$-	$(44)

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
Fair values were estimated using the following weighted-average assumptions (annualized percentages):

	Year Ended December 31,
	2015	2016	2017

Dividend yield	0%	0%	0%
Expected volatility	53.32%-55.86%	47.64%-52.95%	41.78%-47.25%
Risk-free interest	1.14%-1.74%	1.11%-1.86%	1.81%-2.14%
Expected life	4.75-5.43 years	4.76-5.30 years	4.77-5.28 years

Schedule Of Equity Based Compensation Expenses [Table Text Block]
The total share-based compensation expenses relating to all of the Company's share-based awards recognized for the years ended December 31, 2015, 2016 and 2017 were included in items of the consolidated statements of operations, as follows:

	Year Ended December 31,
	2015	2016	2017

Cost of revenues	$101	$118	$84
Research and development expenses, net	429	459	383
Selling and marketing expenses	1,061	1,101	1,024
General and administrative expenses	782	736	816
Total share-based compensation expenses	$2,373	$2,414	$2,307